Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Credit Quality and the Maximum Exposure to Credit Risk based on the Bank's Internal Credit Rating System and Year-end Stage Classification (Detail) - Consumer [member] - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	$ 3,154,366,344	$ 3,395,202,309
Gross carrying amount, ending balance	4,399,205,182	3,154,366,344
Expected credit loss allowance, beginning balance	65,006,282	60,751,471
Expected credit loss allowance, ending balance	108,855,280	65,006,282
Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	2,796,453,098	2,936,875,429
Expected credit loss allowance	75,013,479	35,912,065
Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(682,759,238)	(597,343,040)
Expected credit loss allowance	(10,973,179)	(8,878,268)
Variations [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	975,103,822	917,964,562
Expected credit loss allowance	23,596,440	54,310,770
Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(9,574,040)	(14,343,685)
Expected credit loss allowance	(5,236,941)	(7,334,311)
Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,834,384,804)	(3,483,989,231)
Expected credit loss allowance	(38,550,801)	(69,755,445)
Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	2,986,182,196	3,251,326,588
Gross carrying amount, ending balance	4,193,694,008	2,986,182,196
Expected credit loss allowance, beginning balance	33,312,282	30,231,121
Expected credit loss allowance, ending balance	49,183,457	33,312,282
Stage 1 [member] | Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	2,683,176,456	2,805,222,783
Expected credit loss allowance	62,011,648	27,745,334
Stage 1 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(648,984,712)	(576,540,804)
Expected credit loss allowance	(5,410,388)	(3,807,083)
Stage 1 [member] | Variations [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	949,681,882	863,176,481
Expected credit loss allowance	5,165,069	8,808,827
Stage 1 [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	26,296,863	46,099,523
Expected credit loss allowance	1,953,604	4,115,536
Stage 1 [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(23,615,450)	(89,823,544)
Expected credit loss allowance	(753,917)	(1,964,842)
Stage 1 [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(41,644,683)	(14,731,398)
Expected credit loss allowance	(27,647,987)	(419,123)
Stage 1 [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,964,243)	(1,272,360)
Expected credit loss allowance	(229,600)	(114,772)
Stage 1 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,735,434,301)	(3,297,275,073)
Expected credit loss allowance	(19,217,254)	(31,282,716)
Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	140,030,545	119,211,327
Gross carrying amount, ending balance	156,267,208	140,030,545
Expected credit loss allowance, beginning balance	10,006,640	12,283,850
Expected credit loss allowance, ending balance	21,172,784	10,006,640
Stage 2 [member] | Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	113,276,642	131,652,646
Expected credit loss allowance	13,001,831	8,166,731
Stage 2 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(28,679,364)	(17,028,573)
Expected credit loss allowance	(1,794,681)	(2,278,430)
Stage 2 [member] | Variations [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	20,124,790	25,838,367
Expected credit loss allowance	7,847,843	8,055,390
Stage 2 [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(26,077,546)	(45,528,177)
Expected credit loss allowance	(1,787,051)	(3,702,269)
Stage 2 [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	23,789,195	90,386,271
Expected credit loss allowance	874,240	2,370,725
Stage 2 [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(2,353,424)	(7,479,499)
Expected credit loss allowance	(303,853)	(1,176,999)
Stage 2 [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(1,749,773)	(4,149,475)
Expected credit loss allowance	(353,380)	(889,460)
Stage 2 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(82,093,857)	(152,872,342)
Expected credit loss allowance	(6,318,805)	(12,822,898)
Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	28,153,603	24,664,394
Gross carrying amount, ending balance	49,243,966	28,153,603
Expected credit loss allowance, beginning balance	21,687,360	18,236,500
Expected credit loss allowance, ending balance	38,499,039	21,687,360
Stage 3 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(5,095,162)	(3,773,663)
Expected credit loss allowance	(3,768,110)	(2,792,755)
Stage 3 [member] | Variations [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	5,297,150	28,949,714
Expected credit loss allowance	10,583,528	37,446,553
Stage 3 [member] | Transfers to Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(219,317)	(571,346)
Expected credit loss allowance	(166,553)	(413,267)
Stage 3 [member] | Transfers to Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(173,745)	(562,727)
Expected credit loss allowance	(120,323)	(405,883)
Stage 3 [member] | Transfers to Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	43,998,107	22,210,897
Expected credit loss allowance	27,951,840	1,596,122
Stage 3 [member] | Amounts Written Off [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(5,860,024)	(8,921,850)
Expected credit loss allowance	(4,653,961)	(6,330,079)
Stage 3 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(16,856,646)	(33,841,816)
Expected credit loss allowance	$ (13,014,742)	$ (25,649,831)